Financial Instruments - Additional Information (Detail) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 04, 2021	Feb. 25, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jul. 13, 2021
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, liabilities			$ 0		$ 0
Net Proceeds from offering of shares	$ 69,000,000	$ 18,000,000
Jefferies LLC
Disclosure Of Financial Instruments [Line Items]
Net Proceeds from offering of shares					14,100,000
Proceeds available for sale under ATM Sales Agreement					$ 62,800,000
Events After Balance Sheet Date [Member] | K2 Health Venture [Member] | Secured Loan Facility [Member]
Disclosure Of Financial Instruments [Line Items]
Long Term Borrowings						$ 45,000,000
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Sensitivity rate used in reporting foreign currency risk			5.00%
Percentage of increase on exchange rate of foreign currency			5.00%
Percentage of decrease on exchange rate of foreign currency			5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis			1.00%	1.00%
Decrease (increase) in pre-tax loss			$ 364,200	$ 153,860
Level 3 | Historical Volatility For Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Historical volatility			154.00%		160.30%